Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Dec. 28, 2014
Debt Instrument [Line Items]
Total Long-term debt	$ 13,626	$ 13,597
Less portion due within one year	(10)	(11)
Long-term debt	13,616	13,586
Long-term Debt, Weighted Average Interest Rate	4.24%	4.02%
Debt issuance cost	66
$2.95 billion Term B-1 Loan
Debt Instrument [Line Items]
Total Long-term debt	2,122	2,769
$6.55 billion Term B-2 Loan
Debt Instrument [Line Items]
Total Long-term debt	4,283	5,588
4.25% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Total Long-term debt	3,100	3,100
Stated interest rate	4.25%
4.875% Second Lien Senior Notes Due 2025
Debt Instrument [Line Items]
Total Long-term debt	2,000	0
Debt issuance cost	16
Stated interest rate	4.875%
Other US Dollar Debt Due May 2013 Through November 2034 [Member]
Debt Instrument [Line Items]
Total Long-term debt	10	10
Other US Dollar Debt Due May 2013 Through May 2023 [Member]
Debt Instrument [Line Items]
Total Long-term debt	47	53
US Dollar Notes Due September 2016, 2 Percent [Member]
Debt Instrument [Line Items]
Total Long-term debt	58	58
Stated interest rate	2.00%
US Dollar Notes Due March 2017, 1.5 Percent [Member]
Debt Instrument [Line Items]
Total Long-term debt	18	18
Stated interest rate	1.50%
US Dollar Notes Due September 2021, 3.125 Percent [Member]
Debt Instrument [Line Items]
Total Long-term debt	34	34
Stated interest rate	3.125%
2.85% U.S. Dollar Notes Due March 2022 [Member]
Debt Instrument [Line Items]
Total Long-term debt	6	6
Stated interest rate	2.85%
US Dollar Debentures Due July 2028, 6.375 Percent [Member]
Debt Instrument [Line Items]
Total Long-term debt	256	257
Stated interest rate	6.375%
British Pound Notes Due February 2030, 6.25 Percent [Member]
Debt Instrument [Line Items]
Total Long-term debt	196	206
Stated interest rate	6.25%
US Dollar Notes Due March 2032, 6.75 Percent [Member]
Debt Instrument [Line Items]
Total Long-term debt	474	475
Stated interest rate	6.75%
US Dollar Notes Due August 2039, 7.125 Percent [Member]
Debt Instrument [Line Items]
Total Long-term debt	$ 1,022	$ 1,023
Stated interest rate	7.125%
Minimum | Other US Dollar Debt Due May 2013 Through November 2034 [Member]
Debt Instrument [Line Items]
Stated interest rate	0.94%
Minimum | Other US Dollar Debt Due May 2013 Through May 2023 [Member]
Debt Instrument [Line Items]
Stated interest rate	3.50%
Maximum | Other US Dollar Debt Due May 2013 Through November 2034 [Member]
Debt Instrument [Line Items]
Stated interest rate	7.96%
Maximum | Other US Dollar Debt Due May 2013 Through May 2023 [Member]
Debt Instrument [Line Items]
Stated interest rate	11.00%